SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8 - SHAREHOLDERS' EQUITY

A.	Rights of Shares

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Secondary Public Offering

On February 9, 2010, the Company issued 4,427,500 ordinary shares in an underwritten public offering for a net consideration of $16,968.

C.	Share Purchase Agreement

On February 28, 2007, the Company entered into Share Purchase Agreement with four investors for the private placement of 1,937,983 ordinary shares of the Company, at a price of $2.58 per share, for gross proceeds of $5,000. As part of the transaction, the Company issued warrants to the investors for the purchase of 1,453,485 additional ordinary shares at an exercise price of $3.05 per share. On March 13, 2007, the shares were issued and the proceeds from the private placement were received. 872,092 warrants were exercised and converted into 336,134 shares by one investor in March, 2010. 581,393 warrants were exercised and converted into 581,393 shares by another investor during January 2011.

D.	Employee Incentive Plans

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9
Cost of Revenues:
Products	$202	$97	$82
Services	91	35	35

Research and Development expenses	601	313	211
Sales and Marketing expenses	470	141	89
General and Administration expenses	71	124	37
Total	$1,435	$710	$454

Stock options usually vest over four years and their term may not exceed 10 years. The exercise price of each option is usually the market price of the underlying share at the date of each grant.

Through December 31, 2011, 9,506,057 share options have been issued under the plans, of which 3,698,125 options have been exercised, 4,227,998 options have been cancelled, and 634,252 options were exercisable as of December 31, 2011.

The weighted average fair value (in dollars) of the options granted during 2011, 2010 and 2009, according to Black-Scholes option-pricing model, amounted to $5.94, $4.06 and $0.72 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2011, 2010 and 2009, as well as changes during each of the years then ended, is presented below:

	2 0 1 1		2 0 1 0		2 0 0 9
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	price	options	price

Outstanding - beginning of year	1,631,072	2.96	1,827,862	1.99	2,122,534	2.42
Granted	444,237	8.81	490,500	5.66	626,600	1.01
Exercised	436,601	2.12	557,407	2.45	598,585	2.10
Cancelled	62,894	4.05	129,883	1.73	322,687	2.53
Outstanding - year end	1,575,814	4.84	1,631,072	2.96	1,827,862	1.99

Options exercisable at year-end	634,252	2.95	697,336	2.23	852,559	2.77

The following table summarizes information about share options outstanding as of December 31, 2011:

Outstanding as of				Exercisable as of
December 31, 2011				December 31, 2011
Range of exercise	Number	Weighted average remaining contractual	Weighted average exercise	Number	Weighted average
prices	outstanding	life	price	exercisable	exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.43-1.95	446,704	6.2	1.19	240,060	1.26
2.06-2.87	231,965	2.5	2.86	231,839	2.86
4.01-4.78	171,250	8.4	4.36	65,001	4.36
5.48	5,000	5.6	5.48	1,672	5.48
6.08-6.70	306,725	8.4	6.40	93,180	6.36
7.37-7.40	10,000	8.9	7.40	2,500	7.40
8.4-10.83	404,170	6.5	8.97	-	-
	1,575,814	6.4	4.84	634,252	2.95

Unrecognized compensation expense

As of December 31, 2011, there was $2,209 of total unrecognized compensation cost related to non-vested employee options and $229 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units ("RSU") grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period. As of December 31, 2011, 331,451 RSU's, had been issued, 153,812 RSU's had been vested 1,350 had been cancelled. As of December 31, 2010, 308,530 RSU's, had been issued, 76,878 RSU's had been vested, none of which had been cancelled.